Cover	Jul. 20, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jul. 20, 2021
Entity File Number	001-39232
Entity Registrant Name	RUSH STREET INTERACTIVE, INC.
Entity Central Index Key	0001793659
Entity Tax Identification Number	84-3626708
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	900 N. Michigan Avenue
Entity Address, Address Line Two	Suite 950
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60611
City Area Code	312
Local Phone Number	915-2815
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $0.0001 per share
Trading Symbol	RSI
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false